SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM AND WEIGHTED AVERAGE DISCOUNT RATE (Details)	Sep. 30, 2024
Subsequent Events [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	3 years 1 month 6 days
Operating Lease, Weighted Average Discount Rate, Percent	7.00%